Leases - Balance Sheet Classification of ROU Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use asset	$ 5,911
Accumulated amortization	(178)
Operating lease right-of-use assets, net	5,733	$ 0
Lease liability, current	364	0
Lease liability, non-current	5,138	$ 0
Present value of lease liabilities	$ 5,502